Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets	¥ 63,760
HB Micro Lending Company
Indefinite Lived Intangible Assets By Major Class [Line Items]
Identifiable intangible asset (Note 3(b))	¥ 63,760